Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of basic and diluted net loss per ordinary share

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In thousands,	(In thousands,	(In thousands,	(In thousands,
	except	except	except	except
	for share	for share	for share	for share
	and per	and per	and per	and per
	share data)	share data)	share data)	share data)
Numerator:
Net loss attributable to Jianpu’s shareholders	(304,147)	(199,785)	(131,660)	(19,088)
Numerator for basic and diluted net loss per share	(304,147)	(199,785)	(131,660)	(19,088)
Denominator:
Weighted average number of ordinary shares	423,096,353	423,661,496	424,031,623	424,031,623
Denominator for basic and diluted net loss per share	423,096,353	423,661,496	424,031,623	424,031,623
Net loss per ordinary share:
Basic and diluted	(0.72)	(0.47)	(0.31)	(0.05)